Related Party Balance and Transactions	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Related Party Balance and Transactions	Related Party Balance and Transactions
a. Personal guarantees from related parties for bank loans
Tai Wai (Stephen) Lam and Chi Weng Tam, the directors of the Company, have jointly or severally provided personal guarantees for several bank loans of the Company. For details, please refer to Note 15.
b. Operating lease liability – related party
The Company entered into a lease arrangement as a lessee for its new office facility in Hong Kong with a related party. The Company accounts for the lease under ASC 842. The lease was classified as an operating lease and the respective lease liability was recorded under operating lease liabilities – related party, current and operating lease liabilities – related party, non-current (see Note 13).

		December 31, 2025	June 30, 2026	June 30, 2026
	Note	HK$	HK$	US$
		(Audited)	(Unaudited)	(Unaudited)
Trend Up Investment (HK) Limited	(1)	4,240,125	3,013,411	384,266
Total		4,240,125	3,013,411	384,266
Less: operating lease liabilities - related party, current		(2,484,415)	(2,547,176)	(324,812)
Operating lease liabilities- related party, non-current		1,755,710	466,235	59,454
(1) Trend Up Investment (HK) Limited is wholly owned by Mr. Dawei Yuan, the Chief Executive Officer and Executive Director of the Company since November 25,2025. Mr. Yuan is also a sole director of Trend Up Investment (HK) Limited.
c. Related Party Transactions
For the six months ended June 30, 2025 and 2026, the related party transactions were as follows:

		June 30, 2025	June 30, 2026	June 30, 2026
	Note	HK$	HK$	US$
		(Unaudited)	(Unaudited)	(Unaudited)
Office lease paid to Trend Up Investment (HK) Limited	(1)	-	1,320,000	168,324
(1) CAT entered into a two-year operating lease agreement for the occupancy of an office space with Trend Up Investment (HK) Limited that is wholly owned by the Chief Executive Officer and Executive Director of the Company.